EQUITY OFFERINGS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended			6 Months Ended			1 Months Ended
	Jun. 30, 2013	Feb. 05, 2013		Feb. 28, 2013 Common Units [Member]	Jun. 30, 2013 Common Units [Member]	Dec. 31, 2012 Common Units [Member]	Feb. 28, 2013 Subordinated Units [Member]	Jun. 30, 2013 Subordinated Units [Member]	Dec. 31, 2012 Subordinated Units [Member]	Feb. 28, 2013 General Partner Units [Member]	Jun. 30, 2013 General Partner Units [Member]	Dec. 31, 2012 General Partner Units [Member]	Jun. 30, 2013 Gross proceeds [Member]		Jun. 30, 2013 Net proceeds [Member]	Feb. 28, 2013 Golar private placement [Member] Common Units [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				4,316,947 [1]			0			88,101						416,947 [1]
Offering Price		$ 29.74
Proceeds from issuance of partnership units													$ 131,006	[2]	$ 130,244
Golar's Ownership after equity issuance		50.90%	[3]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest	2.00%
Common Units, Units Outstanding					40,563,096	36,246,149
Subordinated Units, Units Outstanding								15,949,831	15,949,831
General Partners' Capital Account, Units Outstanding											1,153,326	1,065,225

[1]	Includes common units issued by the Partnership to Golar in a private placement made concurrently with the public offering of 416,947 common units.
[2]	Includes General Partner's 2% proportionate capital contribution.
[3]	Includes Golar's 2% general partner interest in the Partnership.